UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH BOND FUND
(Exact name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100
Houston, Texas 77057

(Address of principal executive offices)

(Zip code)

Edward L. Jaroski
5847 San Felipe, Suite 4100
Houston, Texas 77057

(Name and Address of Agent for Service)

Copies to:
Olivia P. Adler
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE CHURCH CAPITAL FUND

Schedule of Investments
June 30, 2011 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

CHURCH MORTGAGE - BACKED BONDS - 85.42%

Alabama		0.99%
	East Memorial Baptist Church (a)
124,000	7.80%, 04/15/2026		123,355	0.27%
32,000	7.80%, 10/15/2025		31,834	0.07%
	First Baptist Church of Irondale
22,000	7.50%, 04/10/2017		22,191	0.05%
24,000	7.50%, 04/10/2018		24,127	0.05%
25,000	7.50%, 04/10/2019		25,162	0.06%
28,000	7.50%, 04/10/2020		28,034	0.06%
30,000	7.50%, 04/10/2021		29,844	0.07%
23,000	7.50%, 10/10/2017		23,108	0.05%
25,000	7.50%, 10/10/2018		25,148	0.06%
27,000	7.50%, 10/10/2019		27,024	0.06%
28,000	7.50%, 10/10/2020		27,854	0.06%
32,000	8.00%, 04/10/2022		32,061	0.07%
31,000	8.00%, 10/10/2021		31,053	0.07%

Arizona		8.36%
	First Southern Baptist Church of Lake Havasu City, Inc. (a)
32,000	7.60%, 03/19/2028		31,517	0.07%
38,000	7.60%, 03/19/2029		37,426	0.08%
41,000	7.60%, 03/19/2030		40,381	0.09%
44,000	7.60%, 03/19/2031		43,336	0.10%
48,000	7.60%, 03/19/2032		47,275	0.10%
51,000	7.60%, 03/19/2033		50,230	0.11%
55,000	7.60%, 03/19/2034		54,170	0.12%
60,000	7.60%, 03/19/2035		59,094	0.13%
64,000	7.60%, 03/19/2036		63,034	0.14%
70,000	7.60%, 03/19/2037		68,943	0.15%
75,000	7.60%, 03/19/2038		73,867	0.16%
37,000	7.60%, 09/19/2028		36,441	0.08%
40,000	7.60%, 09/19/2029		39,396	0.09%
43,000	7.60%, 09/19/2030		42,351	0.09%
46,000	7.60%, 09/19/2031		45,305	0.10%
50,000	7.60%, 09/19/2032		49,245	0.11%
54,000	7.60%, 09/19/2033		53,185	0.12%
58,000	7.60%, 09/19/2034		57,124	0.13%
62,000	7.60%, 09/19/2035		61,064	0.13%
42,000	7.60%, 09/19/2036		41,366	0.09%
72,000	7.60%, 09/19/2037		70,913	0.16%
24,000	8.00%, 03/19/2023		23,815	0.05%
25,000	8.00%, 09/19/2023		24,812	0.05%
	NAOS, Inc., dba Pure Heart Christian Fellowship (a)
2,700,000	6.90%, 07/15/2029		2,686,500	5.91%

Arkansas		0.25%
	Bella Vista Assembly of God (a) (g)
113,000	8.00%, 03/01/2034		112,412	0.25%

California		15.76%
	First Baptist Church of Clovis (a)
12,000	7.30%, 04/15/2024		12,037	0.03%
16,000	7.30%, 04/15/2033		15,917	0.03%
75,000	7.30%, 04/15/2034		74,610	0.16%
81,000	7.30%, 04/15/2035		80,579	0.18%
88,000	7.30%, 04/15/2036		87,543	0.19%
94,000	7.30%, 04/15/2037		93,511	0.21%
20,000	7.30%, 10/15/2030		19,896	0.04%
73,000	7.30%, 10/15/2033		72,621	0.16%
78,000	7.30%, 10/15/2034		77,595	0.17%
84,000	7.30%, 10/15/2035		83,563	0.18%
90,000	7.30%, 10/15/2036		89,532	0.20%
	Kern Christian Center (a)
20,000	7.60%, 04/01/2024		20,058	0.04%
21,000	7.60%, 04/01/2025		21,069	0.05%
21,000	7.60%, 10/01/2024		21,065	0.05%
23,000	7.60%, 10/01/2025		23,078	0.05%
	Montecito Park Union Church (a) (g)
40,000	7.30%, 04/15/2023		40,108	0.09%
43,000	7.30%, 04/15/2024		43,133	0.09%
39,000	7.30%, 10/15/2022		39,094	0.09%
41,000	7.30%, 10/15/2023		41,119	0.09%
45,000	7.30%, 10/15/2024		45,149	0.10%
	Revival Pentecostal Tabernable of San Diego (a)
18,000	7.20%, 06/15/2021		17,910	0.04%
18,000	7.20%, 12/15/2021		17,910	0.04%
34,000	7.30%, 06/15/2030		33,830	0.07%
36,000	7.30%, 06/15/2031		35,820	0.08%
39,000	7.30%, 06/15/2032		38,805	0.09%
42,000	7.30%, 06/15/2033		41,790	0.09%
45,000	7.30%, 06/15/2034		44,775	0.10%
49,000	7.30%, 06/15/2035		48,755	0.11%
53,000	7.30%, 06/15/2036		52,735	0.12%
57,000	7.30%, 06/15/2037		56,715	0.12%
26,000	7.30%, 12/15/2029		25,870	0.06%
36,000	7.30%, 12/15/2030		35,820	0.08%
39,000	7.30%, 12/15/2031		38,805	0.09%
41,000	7.30%, 12/15/2032		40,795	0.09%
44,000	7.30%, 12/15/2033		43,780	0.10%
48,000	7.30%, 12/15/2034		47,760	0.11%
50,000	7.30%, 12/15/2035		49,750	0.11%
54,000	7.30%, 12/15/2036		53,730	0.12%
	San Bernardino Church of God Christian Centre (a) (c) (d)
68,000	8.30%, 03/15/2024		51,415	0.11%
73,000	8.30%, 09/15/2025		55,195	0.12%
	Sonrise Baptist (a) (c) (d)
9,000	7.60%, 01/15/2030		4,843	0.01%
32,000	7.60%, 01/15/2031		17,219	0.04%
35,000	7.60%, 01/15/2032		18,834	0.04%
37,000	7.60%, 01/15/2033		19,910	0.04%
40,000	7.60%, 01/15/2034		21,524	0.05%
43,000	7.60%, 01/15/2035		23,138	0.05%
46,000	7.60%, 01/15/2036		24,753	0.05%
50,000	7.60%, 01/15/2037		26,905	0.06%
54,000	7.60%, 01/15/2038		29,058	0.06%
1,000	7.60%, 07/15/2028		538	0.00%
1,000	7.60%, 07/15/2030		538	0.00%
33,000	7.60%, 07/15/2031		17,757	0.04%
36,000	7.60%, 07/15/2032		19,372	0.04%
13,000	7.60%, 07/15/2033		6,995	0.02%
42,000	7.60%, 07/15/2034		22,600	0.05%
45,000	7.60%, 07/15/2035		24,215	0.05%
49,000	7.60%, 07/15/2036		26,367	0.06%
52,000	7.60%, 07/15/2037		27,981	0.06%
31,000	7.60%, 07/15/2038		16,681	0.04%
	Trinity Southern Baptist Church of Livemore, California (a) (g)
48,000	7.20%, 09/18/2019		48,048	0.11%
53,000	7.20%, 09/18/2020		52,725	0.12%
60,000	7.30%, 03/18/2029		59,688	0.13%
124,000	7.30%, 03/18/2030		123,355	0.27%
143,000	7.30%, 03/18/2032		142,256	0.31%
153,000	7.30%, 03/18/2034		152,204	0.33%
190,000	7.30%, 03/18/2036		189,012	0.42%
96,000	7.30%, 09/18/2026		95,501	0.21%
50,000	7.30%, 09/18/2027		49,740	0.11%
50,000	7.30%, 09/18/2028		49,740	0.11%
60,000	7.30%, 09/18/2029		59,688	0.13%
128,000	7.30%, 09/18/2030		127,334	0.28%
148,000	7.30%, 09/18/2032		147,230	0.32%
159,000	7.30%, 09/18/2033		158,173	0.35%
211,000	7.30%, 09/18/2037		209,903	0.46%
228,000	7.30%, 09/18/2038		226,814	0.50%
	The United Pentecostal Church of Modesto, Inc. (a) (c)
43,000	7.50%, 05/21/2021		36,365	0.08%
45,000	7.50%, 05/21/2022		38,057	0.08%
20,000	7.50%, 11/21/2020		16,914	0.04%
43,000	7.50%, 11/21/2021		36,365	0.08%
53,000	7.60%, 05/21/2024		45,188	0.10%
56,000	7.60%, 05/21/2025		47,762	0.11%
62,000	7.60%, 05/21/2026		52,898	0.12%
66,000	7.60%, 05/21/2027		55,810	0.12%
71,000	7.60%, 05/21/2028		60,038	0.13%
89,000	7.60%, 05/21/2031		75,258	0.17%
96,000	7.60%, 05/21/2032		81,178	0.18%
103,000	7.60%, 05/21/2033		87,097	0.19%
112,000	7.60%, 05/21/2034		94,707	0.21%
51,000	7.60%, 11/21/2023		43,472	0.10%
55,000	7.60%, 11/21/2024		46,899	0.10%
59,000	7.60%, 11/21/2025		50,327	0.11%
69,000	7.60%, 11/21/2027		58,346	0.13%
73,000	7.60%, 11/21/2028		61,729	0.14%
86,000	7.60%, 11/21/2030		72,722	0.16%
92,000	7.60%, 11/21/2031		77,795	0.17%
99,000	7.60%, 11/21/2032		83,714	0.18%
115,000	7.60%, 11/21/2034		97,244	0.21%
	Victory Christian Center of the Desert, Inc. (a)
31,000	8.40%, 04/15/2021		30,733	0.07%
34,000	8.40%, 04/15/2022		33,721	0.07%
36,000	8.40%, 04/15/2023		35,719	0.08%
40,000	8.40%, 04/15/2024		39,700	0.09%
43,000	8.40%, 04/15/2025		42,690	0.09%
47,000	8.40%, 04/15/2026		46,680	0.10%
51,000	8.40%, 04/15/2027		50,225	0.11%
55,000	8.40%, 04/15/2028		54,164	0.12%
60,000	8.40%, 04/15/2029		59,088	0.13%
65,000	8.40%, 04/15/2030		64,012	0.14%
70,000	8.40%, 04/15/2031		68,936	0.15%
76,000	8.40%, 04/15/2032		74,845	0.16%
83,000	8.40%, 04/15/2033		81,738	0.18%
90,000	8.40%, 04/15/2034		88,632	0.19%
30,000	8.40%, 10/15/2020		29,733	0.07%
32,000	8.40%, 10/15/2021		31,731	0.07%
35,000	8.40%, 10/15/2022		34,720	0.08%
38,000	8.40%, 10/15/2023		37,707	0.08%
41,000	8.40%, 10/15/2024		40,701	0.09%
45,000	8.40%, 10/15/2025		44,685	0.10%
48,000	8.40%, 10/15/2026		47,270	0.10%
53,000	8.40%, 10/15/2027		52,194	0.11%
57,000	8.40%, 10/15/2028		56,134	0.12%
62,000	8.40%, 10/15/2029		61,058	0.13%
68,000	8.40%, 10/15/2030		66,966	0.15%
74,000	8.40%, 10/15/2031		72,875	0.16%
80,000	8.40%, 10/15/2032		78,784	0.17%
87,000	8.40%, 10/15/2033		85,678	0.19%
69,000	8.40%, 10/15/2034		67,951	0.15%
	"The Well" Ministry of Rescue (a)
21,000	8.40%, 05/15/2020		21,021	0.05%
23,000	8.40%, 05/15/2021		22,880	0.05%
25,000	8.40%, 05/15/2022		25,048	0.06%
27,000	8.40%, 05/15/2023		27,062	0.06%
22,000	8.40%, 11/15/2020		21,886	0.05%
24,000	8.40%, 11/15/2021		24,041	0.05%
26,000	8.40%, 11/15/2022		26,055	0.06%
28,000	8.40%, 11/15/2023		28,067	0.06%
Colorado		1.09%
	Crossroads Church of Denver, Inc. (a)
500,000	7.50%, 11/01/2038		497,400	1.09%

Connecticut		1.21%
	Full Gospel Foundation Building Ministries International (a) (g)
19,000	7.50%, 01/21/2021		18,903	0.04%
21,000	7.50%, 01/21/2022		20,893	0.05%
22,000	7.50%, 01/21/2023		21,888	0.05%
24,000	7.50%, 07/21/2023		23,878	0.05%
23,000	7.60%, 01/21/2026		23,085	0.05%
30,000	7.60%, 01/21/2027		29,847	0.07%
32,000	7.60%, 01/21/2028		31,837	0.07%
35,000	7.60%, 01/21/2029		34,821	0.08%
38,000	7.60%, 01/21/2030		37,806	0.08%
40,000	7.60%, 01/21/2031		39,796	0.09%
43,000	7.60%, 01/21/2032		42,781	0.09%
29,000	7.60%, 07/21/2026		28,852	0.06%
33,000	7.60%, 07/21/2028		32,832	0.07%
36,000	7.60%, 07/21/2029		35,816	0.08%
39,000	7.60%, 07/21/2030		38,801	0.09%
42,000	7.60%, 07/21/2031		41,786	0.09%
45,000	7.60%, 07/21/2032		44,770	0.10%
Florida		15.80%
	Abyssinia Missionary Baptist Church Ministries, Inc. (a)
257,000	7.50%, 03/15/2027		255,664	0.56%
212,000	7.50%, 03/15/2028		210,898	0.46%
187,000	7.50%, 03/15/2029		186,028	0.41%
290,000	7.50%, 03/15/2030		288,492	0.63%
91,000	7.50%, 03/15/2031		90,527	0.20%
166,000	7.50%, 09/15/2027		165,137	0.36%
120,000	7.50%, 09/15/2028		119,376	0.26%
145,000	7.50%, 09/15/2029		144,246	0.32%
332,000	7.50%, 09/15/2030		330,274	0.73%
	Bethel Baptist Institutional Church, Inc. (a) (c)
150,000	7.80%, 01/21/2021		65,670	0.14%
75,000	7.90%, 01/21/2026		33,113	0.07%
523,000	7.90%, 01/21/2030		228,969	0.50%
124,000	7.90%, 07/21/2023		54,696	0.12%
251,000	7.90%, 07/21/2025		110,817	0.24%
129,000	7.90%, 07/21/2026		56,476	0.12%
171,000	7.90%, 07/21/2027		74,864	0.16%
218,000	7.90%, 07/21/2028		95,440	0.21%
259,000	7.90%, 07/21/2030		113,390	0.25%
	Celebration Baptist Church of Jacksonville, Florida, Inc. (a)
17,000	8.10%, 06/15/2015		17,199	0.04%
33,000	8.20%, 12/15/2015		32,954	0.07%
69,000	8.40%, 06/15/2021		68,648	0.15%
74,000	8.40%, 06/15/2022		74,148	0.16%
10,000	8.40%, 06/15/2025		10,031	0.02%
24,000	8.40%, 06/15/2027		23,878	0.05%
199,000	8.40%, 06/15/2034		197,985	0.44%
65,000	8.40%, 12/15/2020		64,669	0.14%
71,000	8.40%, 12/15/2021		71,128	0.16%
71,000	8.40%, 12/15/2022		71,156	0.16%
23,000	8.40%, 12/15/2026		22,883	0.05%
29,000	8.40%, 12/15/2029		28,852	0.06%
32,000	8.40%, 12/15/2030		31,837	0.07%
117,000	8.40%, 12/15/2032		116,403	0.26%
84,000	8.40%, 12/15/2033		83,572	0.18%
70,000	8.40%, 12/15/2034		69,643	0.15%
	LifePoint Community Church of Tampa Bay, Inc. (a)
71,000	8.40%, 04/20/2019		71,433	0.16%
78,000	8.40%, 04/20/2020		78,070	0.17%
84,000	8.40%, 04/20/2021		83,563	0.18%
99,000	8.40%, 04/20/2023		99,218	0.22%
108,000	8.40%, 04/20/2024		108,281	0.24%
25,000	8.40%, 04/20/2031		24,870	0.05%
44,000	8.40%, 10/20/2018		44,246	0.10%
75,000	8.40%, 10/20/2019		75,053	0.17%
82,000	8.40%, 10/20/2020		81,574	0.18%
89,000	8.40%, 10/20/2021		88,537	0.19%
86,000	8.40%, 10/20/2022		86,172	0.19%
43,000	8.40%, 10/20/2025		43,129	0.09%
100,000	8.40%, 10/20/2030		99,490	0.22%
	Manifestations Worldwide (a)
29,000	7.60%, 03/17/2025		29,096	0.06%
31,000	7.60%, 03/17/2026		31,112	0.07%
33,000	7.60%, 03/17/2027		32,828	0.07%
36,000	7.60%, 03/17/2028		35,813	0.08%
38,000	7.60%, 03/17/2029		37,802	0.08%
41,000	7.60%, 03/17/2030		40,787	0.09%
44,000	7.60%, 03/17/2031		43,771	0.10%
48,000	7.60%, 03/17/2032		47,750	0.10%
52,000	7.60%, 03/17/2033		51,730	0.11%
56,000	7.60%, 03/17/2034		55,709	0.12%
60,000	7.60%, 03/17/2035		59,688	0.13%
65,000	7.60%, 03/17/2036		64,662	0.14%
70,000	7.60%, 03/17/2037		69,636	0.15%
76,000	7.60%, 03/17/2038		75,605	0.17%
8,000	7.60%, 09/17/2024		8,025	0.02%
29,000	7.60%, 09/17/2025		29,099	0.06%
33,000	7.60%, 09/17/2026		32,828	0.07%
34,000	7.60%, 09/17/2027		33,823	0.07%
38,000	7.60%, 09/17/2028		37,802	0.08%
41,000	7.60%, 09/17/2029		40,787	0.09%
44,000	7.60%, 09/17/2030		43,771	0.10%
47,000	7.60%, 09/17/2031		46,756	0.10%
51,000	7.60%, 09/17/2032		50,735	0.11%
54,000	7.60%, 09/17/2033		53,719	0.12%
59,000	7.60%, 09/17/2034		58,693	0.13%
63,000	7.60%, 09/17/2035		62,672	0.14%
68,000	7.60%, 09/17/2036		67,646	0.15%
73,000	7.60%, 09/17/2037		72,620	0.16%
79,000	7.60%, 09/17/2038		78,589	0.17%
	Iglesia Cristiana La Nueva Jerusalem, Inc. (a) (c)
100,000	7.50%, 02/05/2031		83,710	0.18%
54,000	7.50%, 08/05/2029		45,220	0.10%
146,000	7.50%, 02/05/2029		122,275	0.27%
112,000	7.50%, 02/05/2027		93,856	0.21%
	Philadelphia Haitian Baptist Church of Orlando, Inc. (a) (c) (d)
33,000	7.70%, 05/28/2013		20,067	0.04%
26,000	7.70%, 11/28/2012		15,805	0.03%
34,000	7.70%, 11/28/2013		20,716	0.05%
35,000	7.80%, 05/28/2014		21,238	0.05%
63,000	8.40%, 05/28/2021		37,643	0.08%
68,000	8.40%, 05/28/2022		40,630	0.09%
30,000	8.40%, 05/28/2024		18,066	0.04%
86,000	8.40%, 05/28/2025		51,806	0.11%
93,000	8.40%, 05/28/2026		56,042	0.12%
154,000	8.40%, 05/28/2032		92,015	0.20%
64,000	8.40%, 11/28/2021		38,240	0.08%
32,000	8.40%, 11/28/2023		19,120	0.04%
33,000	8.40%, 11/28/2024		19,876	0.04%
91,000	8.40%, 11/28/2025		54,828	0.12%
98,000	8.40%, 11/28/2026		58,555	0.13%
42,000	8.40%, 11/28/2031		25,095	0.06%
156,000	8.40%, 11/28/2032		93,210	0.20%
	Truth For Living Ministries, Inc. (a) (c) (h)
78,000	7.80%, 03/15/2024		55,114	0.12%
49,000	7.80%, 03/15/2028		34,623	0.08%
81,000	7.80%, 09/15/2024		57,234	0.13%
36,000	7.80%, 09/15/2027		25,437	0.06%
Georgia		5.04%
	Bible Baptist Church of Newnan, Inc. (a) (c) (e)
32,000	7.60%, 03/01/2015		16,550	0.04%
33,000	7.70%, 09/01/2015		16,975	0.04%
39,000	7.80%, 03/01/2018		20,124	0.04%
46,000	7.80%, 03/01/2020		23,639	0.05%
50,000	7.80%, 03/01/2021		25,535	0.06%
11,000	7.80%, 09/01/2018		5,679	0.01%
45,000	7.80%, 09/01/2019		23,121	0.05%
48,000	7.80%, 09/01/2020		24,514	0.05%
50,000	7.90%, 03/01/2023		25,730	0.06%
38,000	7.90%, 03/01/2034		19,407	0.04%
159,000	7.90%, 03/01/2036		81,201	0.18%
56,000	7.90%, 09/01/2022		28,812	0.06%
89,000	7.90%, 09/01/2035		45,951	0.10%
64,000	7.90%, 09/01/2036		33,043	0.07%
54,000	8.00%, 03/01/2022		27,778	0.06%
51,000	8.00%, 09/01/2021		26,229	0.06%
	Restoration in the Word International Ministries, Inc. (a) (c) (e)
6,000	7.80%, 05/15/2018		6,032	0.01%
7,000	7.80%, 05/15/2019		7,046	0.02%
8,000	7.80%, 05/15/2020		8,010	0.02%
8,000	7.80%, 05/15/2021		7,959	0.02%
7,000	7.80%, 11/15/2017		7,034	0.02%
7,000	7.80%, 11/15/2018		7,041	0.02%
8,000	7.80%, 11/15/2019		8,007	0.02%
8,000	7.80%, 11/15/2020		7,959	0.02%
9,000	8.00%, 05/15/2022		9,018	0.02%
9,000	8.00%, 11/15/2021		9,016	0.02%
	Victory Baptist Church of Loganville, Inc. (a)
67,000	7.90%, 01/15/2030		66,658	0.15%
72,000	7.90%, 01/15/2031		71,633	0.16%
78,000	7.90%, 01/15/2032		77,602	0.17%
84,000	7.90%, 01/15/2033		83,572	0.18%
90,000	7.90%, 01/15/2034		89,541	0.20%
98,000	7.90%, 01/15/2035		97,500	0.21%
106,000	7.90%, 01/15/2036		105,459	0.23%
115,000	7.90%, 01/15/2037		114,413	0.25%
123,000	7.90%, 01/15/2038		122,373	0.27%
69,000	7.90%, 07/15/2030		68,648	0.15%
74,000	7.90%, 07/15/2031		73,623	0.16%
81,000	7.90%, 07/15/2032		80,587	0.18%
87,000	7.90%, 07/15/2033		86,557	0.19%
95,000	7.90%, 07/15/2034		94,516	0.21%
101,000	7.90%, 07/15/2035		100,485	0.22%
110,000	7.90%, 07/15/2036		109,439	0.24%
119,000	7.90%, 07/15/2037		118,393	0.26%
129,000	7.90%, 07/15/2038		128,342	0.28%
42,000	7.90%, 01/15/2024		42,118	0.09%
40,000	7.90%, 07/15/2023		40,104	0.09%
Illinois		2.11%
	First Baptist Church of Melrose Park (a)
35,000	7.80%, 06/12/2019		35,231	0.08%
37,000	7.80%, 06/12/2020		37,048	0.08%
41,000	7.80%, 06/12/2021		40,791	0.09%
45,000	7.80%, 06/12/2022		44,771	0.10%
37,000	7.80%, 12/12/2019		37,037	0.08%
40,000	7.80%, 12/12/2020		39,796	0.09%
42,000	7.80%, 12/12/2021		41,786	0.09%
51,000	7.90%, 06/12/2024		51,153	0.11%
56,000	7.90%, 06/12/2025		56,184	0.12%
43,000	7.90%, 06/12/2030		42,781	0.09%
112,000	7.90%, 06/12/2034		111,429	0.24%
50,000	7.90%, 12/12/2023		50,140	0.11%
54,000	7.90%, 12/12/2024		54,167	0.12%
86,000	7.90%, 12/12/2030		85,561	0.19%
24,000	7.90%, 12/12/2033		23,878	0.05%
117,000	7.90%, 12/12/2034		116,403	0.26%
48,000	8.00%, 06/12/2023		48,120	0.11%
45,000	8.00%, 12/12/2022		45,104	0.10%
Indiana		4.33%
	Madison Park Church of God, Inc. (a)
70,000	7.90%, 01/31/2024		66,682	0.15%
100,000	7.90%, 01/31/2025		95,300	0.21%
100,000	7.90%, 01/31/2026		95,330	0.21%
50,000	7.90%, 01/31/2027		47,255	0.10%
100,000	7.90%, 01/31/2028		94,510	0.21%
193,000	7.90%, 01/31/2029		182,404	0.40%
169,000	7.90%, 01/31/2032		159,722	0.35%
151,000	7.90%, 07/31/2025		143,918	0.32%
95,000	7.90%, 07/31/2029		89,785	0.20%
306,000	7.90%, 07/31/2031		289,201	0.64%
196,000	8.00%, 01/31/2023		186,631	0.41%
189,000	8.00%, 07/31/2022		179,928	0.40%
	Mizpah Inc. Ebenezer Missionary Baptist Church (a)
27,000	7.90%, 06/22/2033		26,865	0.06%
29,000	7.90%, 06/22/2034		28,855	0.06%
32,000	7.90%, 06/22/2035		31,840	0.07%
34,000	7.90%, 06/22/2036		33,830	0.07%
38,000	7.90%, 06/22/2037		37,810	0.08%
24,000	7.90%, 12/22/2031		23,880	0.05%
26,000	7.90%, 12/22/2032		25,870	0.06%
29,000	7.90%, 12/22/2033		28,855	0.06%
31,000	7.90%, 12/22/2034		30,845	0.07%
33,000	7.90%, 12/22/2035		32,835	0.07%
36,000	7.90%, 12/22/2036		35,820	0.08%
Louisiana		3.98%
	Living Way Apostolic Church, Inc. (a)
43,000	7.80%, 04/20/2019		43,275	0.10%
49,000	7.80%, 04/20/2021		48,745	0.11%
44,000	7.80%, 10/20/2019		44,035	0.10%
48,000	7.80%, 10/20/2020		47,750	0.10%
52,000	7.80%, 10/20/2021		51,730	0.11%
73,000	7.90%, 04/20/2026		73,256	0.16%
79,000	7.90%, 04/20/2027		78,589	0.17%
85,000	7.90%, 04/20/2028		84,558	0.19%
47,000	7.90%, 04/20/2029		46,756	0.10%
100,000	7.90%, 04/20/2030		99,480	0.22%
103,000	7.90%, 04/20/2031		102,464	0.23%
91,000	7.90%, 04/20/2032		90,527	0.20%
126,000	7.90%, 04/20/2033		125,345	0.28%
136,000	7.90%, 04/20/2034		135,293	0.30%
70,000	7.90%, 10/20/2025		70,231	0.15%
88,000	7.90%, 10/20/2028		87,542	0.19%
96,000	7.90%, 10/20/2029		95,501	0.21%
103,000	7.90%, 10/20/2030		102,464	0.23%
15,000	7.90%, 10/20/2031		14,922	0.03%
121,000	7.90%, 10/20/2032		120,371	0.26%
141,000	7.90%, 10/20/2034		140,267	0.31%
53,000	8.00%, 04/20/2022		53,106	0.12%
56,000	8.00%, 10/20/2022		56,123	0.12%
Maryland		0.06%
	Ark of Safety Christian Church (a) (c) (e)
40,000	8.00%, 04/15/2029		27,664	0.06%
Massachusetts		3.53%
	Harvest Ministries of New England, Inc. (a)
12,000	7.30%, 02/20/2025		12,041	0.03%
67,000	7.30%, 02/20/2026		67,255	0.15%
71,000	7.30%, 02/20/2027		70,638	0.16%
76,000	7.30%, 02/20/2028		75,612	0.17%
83,000	7.30%, 02/20/2029		82,577	0.18%
89,000	7.30%, 02/20/2030		88,546	0.19%
95,000	7.30%, 02/20/2031		94,516	0.21%
95,000	7.30%, 02/20/2033		94,516	0.21%
118,000	7.30%, 02/20/2034		117,398	0.26%
127,000	7.30%, 02/20/2035		126,352	0.28%
64,000	7.30%, 08/20/2025		64,230	0.14%
69,000	7.30%, 08/20/2026		68,648	0.15%
75,000	7.30%, 08/20/2027		74,617	0.16%
80,000	7.30%, 08/20/2028		79,592	0.17%
85,000	7.30%, 08/20/2029		84,566	0.19%
99,000	7.30%, 08/20/2031		98,495	0.22%
63,000	7.30%, 08/20/2032		62,679	0.14%
114,000	7.30%, 08/20/2033		113,419	0.25%
132,000	7.30%, 08/20/2035		131,327	0.29%
Michigan		0.30%
	Living Bread Ministries, Inc. (a) (c)
10,000	7.50%, 02/15/2016		7,749	0.02%
22,000	7.50%, 02/15/2017		17,081	0.04%
24,000	7.50%, 02/15/2018		18,574	0.04%
26,000	7.50%, 02/15/2019		20,145	0.04%
21,000	7.50%, 08/15/2016		16,290	0.04%
22,000	7.50%, 08/15/2017		17,015	0.04%
24,000	7.50%, 08/15/2018		18,583	0.04%
26,000	7.50%, 08/15/2019		20,035	0.04%
Nevada		0.15%
	New Song Lutheran Church, Inc. (a)
16,000	7.80%, 06/01/2015		16,024	0.04%
18,000	7.80%, 06/01/2016		17,944	0.04%
17,000	7.80%, 12/01/2015		16,931	0.04%
18,000	7.80%, 12/01/2016		17,962	0.04%
New Jersey		1.55%
	International Faith Ministries, Inc. (a) (c) (d)
13,000	7.90%, 05/10/2023		9,702	0.02%
15,000	7.90%, 05/10/2024		11,199	0.02%
16,000	7.90%, 05/10/2025		11,950	0.03%
24,000	7.90%, 05/10/2028		17,777	0.04%
27,000	7.90%, 05/10/2029		19,999	0.04%
30,000	7.90%, 05/10/2030		22,221	0.05%
33,000	7.90%, 05/10/2031		24,443	0.05%
36,000	7.90%, 05/10/2032		26,665	0.06%
40,000	7.90%, 05/10/2033		29,628	0.07%
44,000	7.90%, 05/10/2034		32,591	0.07%
48,000	7.90%, 05/10/2035		35,554	0.08%
52,000	7.90%, 05/10/2036		38,516	0.08%
61,000	7.90%, 05/10/2037		45,183	0.10%
24,000	7.90%, 11/10/2023		17,916	0.04%
26,000	7.90%, 11/10/2024		19,414	0.04%
28,000	7.90%, 11/10/2025		20,916	0.05%
22,000	7.90%, 11/10/2027		16,295	0.04%
35,000	7.90%, 11/10/2028		25,925	0.06%
37,000	7.90%, 11/10/2029		27,406	0.06%
41,000	7.90%, 11/10/2030		30,369	0.07%
33,000	7.90%, 11/10/2031		24,443	0.05%
48,000	7.90%, 11/10/2032		35,554	0.08%
56,000	7.90%, 11/10/2034		41,479	0.09%
61,000	7.90%, 11/10/2035		45,183	0.10%
66,000	7.90%, 11/10/2036		48,886	0.11%
11,000	8.00%, 05/10/2022		8,206	0.02%
22,000	8.00%, 11/10/2022		16,416	0.04%
North Carolina		0.10%
	Accumulated Resources of Kindred Spirits (a) (c) (d)
66,000	7.75%, 12/01/2009		46,893	0.10%
Ohio		3.09%
	Worldview Community Church (a) (c)
15,000	7.50%, 06/12/2018		12,653	0.03%
62,000	7.50%, 06/12/2021		51,745	0.11%
60,000	7.50%, 12/12/2020		50,076	0.11%
65,000	7.50%, 12/12/2021		54,249	0.12%
73,000	7.60%, 06/12/2023		61,400	0.13%
78,000	7.60%, 06/12/2024		65,629	0.14%
84,000	7.60%, 06/12/2025		70,703	0.16%
75,000	7.60%, 12/12/2023		63,090	0.14%
82,000	7.60%, 12/12/2024		69,003	0.15%
132,000	7.60%, 06/12/2031		110,167	0.24%
109,000	7.60%, 06/12/2032		90,971	0.20%
153,000	7.60%, 06/12/2033		127,694	0.28%
118,000	7.60%, 12/12/2029		98,483	0.22%
127,000	7.60%, 12/12/2030		105,994	0.23%
148,000	7.60%, 12/12/2032		123,521	0.27%
159,000	7.60%, 12/12/2033		132,702	0.29%
67,000	8.00%, 06/12/2022		56,320	0.12%
70,000	8.00%, 12/12/2022		58,856	0.13%
Pennsylvania		1.32%
	Impacting Your World Ministries, Inc. (a)
18,000	6.70%, 09/10/2011		17,951	0.04%
18,000	6.90%, 03/10/2012		18,065	0.04%
25,000	7.00%, 09/10/2012		25,182	0.06%
26,000	7.20%, 03/10/2013		26,260	0.06%
34,000	7.20%, 03/10/2014		34,235	0.08%
34,000	7.20%, 09/10/2013		34,371	0.08%
43,000	7.20%, 09/10/2014		43,142	0.09%
43,000	7.30%, 03/10/2015		43,189	0.09%
47,000	7.30%, 03/10/2016		46,944	0.10%
46,000	7.30%, 09/10/2015		45,926	0.10%
49,000	7.30%, 09/10/2016		48,956	0.11%
51,000	7.40%, 03/10/2017		51,204	0.11%
52,000	7.40%, 09/10/2017		51,984	0.11%
55,000	7.50%, 03/10/2018		55,286	0.12%
56,000	7.50%, 09/10/2018		56,325	0.12%

Rhode Island		2.68%
	The Cathedral of Life Christian Assembly (a)
15,000	7.30%, 08/15/2014		15,088	0.03%
23,000	7.50%, 02/15/2021		22,883	0.05%
25,000	7.50%, 02/15/2022		24,873	0.05%
10,000	7.50%, 08/15/2016		10,075	0.02%
11,000	7.50%, 08/15/2017		11,051	0.02%
23,000	7.50%, 08/15/2020		22,883	0.05%
25,000	7.50%, 08/15/2021		24,872	0.05%
37,000	7.60%, 02/15/2027		36,811	0.08%
40,000	7.60%, 02/15/2028		39,796	0.09%
43,000	7.60%, 02/15/2029		42,781	0.09%
46,000	7.60%, 02/15/2030		45,765	0.10%
50,000	7.60%, 02/15/2031		49,745	0.11%
53,000	7.60%, 02/15/2032		52,730	0.12%
58,000	7.60%, 02/15/2033		57,704	0.13%
62,000	7.60%, 02/15/2034		61,684	0.14%
67,000	7.60%, 02/15/2035		66,658	0.15%
58,000	7.60%, 02/15/2037		57,704	0.13%
35,000	7.60%, 08/15/2026		34,821	0.08%
39,000	7.60%, 08/15/2027		38,801	0.09%
41,000	7.60%, 08/15/2028		40,791	0.09%
45,000	7.60%, 08/15/2029		44,771	0.10%
48,000	7.60%, 08/15/2030		47,755	0.10%
52,000	7.60%, 08/15/2031		51,735	0.11%
60,000	7.60%, 08/15/2033		59,694	0.13%
65,000	7.60%, 08/15/2034		64,669	0.14%
70,000	7.60%, 08/15/2035		69,643	0.15%
62,000	7.60%, 08/15/2036		61,684	0.14%
7,000	7.60%, 08/15/2037		6,964	0.02%
28,000	8.00%, 02/15/2023		28,064	0.06%
26,000	8.00%, 08/15/2022		26,055	0.06%
Tennessee		2.05%
	Grace Christian Fellowship Church, Inc. (a) (c)
51,000	8.40%, 01/18/2025		27,112	0.06%
56,000	8.40%, 01/18/2026		29,775	0.07%
60,000	8.40%, 01/18/2027		31,638	0.07%
30,000	8.40%, 01/18/2029		15,819	0.03%
77,000	8.40%, 01/18/2030		40,602	0.09%
52,000	8.40%, 04/18/2025		27,638	0.06%
56,000	8.40%, 04/18/2026		29,775	0.07%
52,000	8.40%, 04/18/2029		27,414	0.06%
78,000	8.40%, 04/18/2030		41,122	0.09%
21,000	8.40%, 04/18/2031		11,071	0.02%
100,000	8.40%, 04/18/2033		52,720	0.12%
38,000	8.40%, 07/18/2021		20,037	0.04%
34,000	8.40%, 07/18/2024		18,071	0.04%
20,000	8.40%, 07/18/2029		10,546	0.02%
81,000	8.40%, 07/18/2030		42,711	0.09%
38,000	8.40%, 07/18/2031		20,037	0.04%
39,000	8.40%, 10/18/2021		20,561	0.05%
54,000	8.40%, 10/18/2025		28,706	0.06%
58,000	8.40%, 10/18/2026		30,578	0.07%
35,000	8.40%, 10/18/2028		18,452	0.04%
75,000	8.40%, 10/18/2029		39,540	0.09%
81,000	8.40%, 10/18/2030		42,703	0.09%
88,000	8.40%, 10/18/2031		46,394	0.10%
40,000	8.40%, 01/18/2022		21,240	0.05%
44,000	8.40%, 01/18/2023		23,373	0.05%
47,000	8.40%, 01/18/2024		24,976	0.05%
41,000	8.40%, 04/18/2022		21,771	0.05%
44,000	8.40%, 04/18/2023		23,373	0.05%
47,000	8.40%, 04/18/2024		24,976	0.05%
41,000	8.40%, 07/18/2022		21,775	0.05%
45,000	8.40%, 07/18/2023		23,909	0.05%
42,000	8.40%, 10/18/2022		22,306	0.05%
46,000	8.40%, 10/18/2023		24,440	0.05%
50,000	8.40%, 10/18/2024		26,570	0.06%
Texas		7.55%
	The Fellowship at Cinco Ranch, Inc. (a)
25,000	7.20%, 03/19/2025		25,088	0.06%
118,000	7.20%, 03/19/2026		118,448	0.26%
72,000	7.20%, 03/19/2027		71,626	0.16%
136,000	7.20%, 03/19/2028		135,293	0.30%
146,000	7.20%, 03/19/2029		145,241	0.32%
157,000	7.20%, 03/19/2030		156,184	0.34%
49,000	7.20%, 03/19/2031		48,745	0.11%
93,000	7.20%, 09/19/2025		93,344	0.21%
122,000	7.20%, 09/19/2026		121,366	0.27%
132,000	7.20%, 09/19/2027		131,314	0.29%
141,000	7.20%, 09/19/2028		140,267	0.31%
152,000	7.20%, 09/19/2029		151,210	0.33%
162,000	7.20%, 09/19/2030		161,158	0.35%
139,000	7.20%, 09/19/2031		138,277	0.30%
94,000	8.00%, 03/19/2023		94,216	0.21%
99,000	8.00%, 09/19/2023		99,248	0.22%
	Friendship West Baptist Church, Inc. (a)
200,000	7.40%, 06/15/2017		201,860	0.44%
100,000	7.60%, 06/15/2018		100,560	0.22%
	Iglesia Templo Jerusalen (a)
36,000	7.90%, 06/12/2033		35,816	0.08%
93,000	7.90%, 06/12/2034		92,526	0.20%
100,000	7.90%, 06/12/2035		99,490	0.22%
108,000	7.90%, 06/12/2036		107,449	0.24%
46,000	7.90%, 12/12/2027		45,765	0.10%
37,000	7.90%, 12/12/2032		36,811	0.08%
76,000	7.90%, 12/12/2033		75,612	0.17%
96,000	7.90%, 12/12/2034		95,510	0.21%
79,000	7.90%, 12/12/2035		78,597	0.17%
86,000	7.90%, 12/12/2036		85,561	0.19%
58,000	7.90%, 06/12/2028		57,704	0.13%
48,000	7.90%, 06/12/2029		47,755	0.10%
68,000	7.90%, 06/12/2030		67,653	0.15%
60,000	7.90%, 12/12/2028		59,694	0.13%
65,000	7.90%, 12/12/2029		64,668	0.14%
	New Life Christian Ministry, Inc. (a)
100,000	7.50%, 04/15/2024		99,480	0.22%
20,000	7.80%, 06/15/2021		19,898	0.04%
19,000	7.80%, 12/15/2020		18,903	0.04%
23,000	7.90%, 06/15/2023		23,060	0.05%
23,000	7.90%, 12/15/2022		23,055	0.05%
24,000	7.90%, 12/15/2023		24,067	0.05%
21,000	8.00%, 06/15/2022		21,044	0.05%
21,000	8.00%, 12/15/2021		21,040	0.05%
Virginia		1.38%
	New Life Annointed Ministries International, Inc. (a) (c)
171,000	7.80%, 06/21/2020		116,434	0.26%
64,000	7.80%, 06/21/2022		43,616	0.10%
103,000	7.80%, 06/21/2024		70,256	0.15%
100,000	7.80%, 12/21/2020		67,660	0.15%
60,000	7.80%, 12/21/2023		40,914	0.09%
142,000	7.80%, 12/21/2025		96,900	0.21%
124,000	7.80%, 06/21/2023		84,543	0.19%
115,000	7.80%, 12/21/2024		78,453	0.17%
	Old Bridge United Methodist Church (a)
40,000	7.90%, 09/24/2023		27,456	0.06%
Washington		1.44%
	Cascade Christian Center of Skagit Valley (a) (g)
21,000	8.40%, 04/20/2022		19,986	0.04%
23,000	8.40%, 04/20/2023		21,898	0.05%
24,000	8.40%, 04/20/2024		22,858	0.05%
10,000	8.40%, 04/20/2026		9,530	0.02%
20,000	8.40%, 04/20/2027		18,902	0.04%
3,000	8.40%, 04/20/2028		2,835	0.01%
44,000	8.40%, 04/20/2031		41,584	0.09%
48,000	8.40%, 04/20/2032		45,365	0.10%
9,000	8.40%, 04/20/2033		8,506	0.02%
57,000	8.40%, 04/20/2034		53,871	0.12%
6,000	8.40%, 04/20/2035		5,671	0.01%
38,000	8.40%, 04/20/2036		35,914	0.08%
20,000	8.40%, 10/20/2021		18,902	0.04%
22,000	8.40%, 10/20/2022		20,942	0.05%
24,000	8.40%, 10/20/2023		22,855	0.05%
26,000	8.40%, 10/20/2024		24,767	0.05%
11,000	8.40%, 10/20/2026		10,396	0.02%
28,000	8.40%, 10/20/2030		26,463	0.06%
46,000	8.40%, 10/20/2031		43,474	0.10%
50,000	8.40%, 10/20/2032		47,255	0.10%
54,000	8.40%, 10/20/2033		51,035	0.11%
58,000	8.40%, 10/20/2034		54,816	0.12%
48,000	8.40%, 10/20/2035		45,365	0.10%
4,000	8.40%, 10/20/2036		3,780	0.01%
Washington, DC		0.87%
	Metropolitan Baptist Church (a) (c)
77,000	8.20%, 01/12/2015		57,650	0.13%
80,000	8.30%, 07/12/2015		59,760	0.13%
98,000	8.40%, 01/12/2018		73,431	0.16%
130,000	8.40%, 01/12/2033		96,447	0.21%
100,000	8.40%, 01/12/2027		73,560	0.16%
45,000	8.40%, 07/12/2018		33,736	0.07%
Wisconsin		0.44%
	Immanuel Evangelical Lutheran Church (a)
200,000	8.00%, 07/01/2034		199,000	0.44%

Total Church Mortgage-Backed Bonds (Cost $43,608,636)		85.42%	38,853,709	85.42%

CHURCH MORTGAGE LOANS - 10.71%

California		3.14%
971,210	Mount Olive Baptist (b) (f) 7.75%, 09/01/2037		956,642	2.10%
1,034,864	The Sound of His Voice Christian Fellowship, Inc. 7.75%, 09/01/2037		473,554	1.04%
Georgia		1.77%
1,074,166	God First Breakthrough Ministries (b) (f) 8.75%, 08/01/2037		805,732	1.77%
Nevada		0.94%
428,043	Iglesia Cristiana Verbo (b) (f) 9.00%, 05/01/2033		425,903	0.94%
New Jersey		1.67%
764,439	Igreja Batista Do Calverio (b) 8.75%, 08/01/2038		760,617	1.67%
Texas		3.18%
1,711,033	Pleasant Grove Baptist (b) (c) 7.50%, 08/01/2033		1,447,192	3.18%

Total Church Mortgage Loans (Cost $5,983,756)		10.71%	4,869,640	10.71%

US TREASURY OBLIGATIONS (Cost $146,579)		0.37%
	US Treasury Note
150,000	4.50%, 02/15/2016		169,590	0.37%

SHORT TERM INVESTMENTS		4.70%

Money Market Funds
2,135,696	Fifth Third Institutional Money Market - 0.04%*		2,135,696	4.70%
	(Cost $2,135,696)

Total Investments - (Cost $51,874,667)		101.20%	$46,028,635	101.20%

Liabilities in Excess of Other Assets		-1.20%	(545,395)	-1.20%

Net Assets		100.00%	$45,483,240	100.00%

(a)  The issuer has the right to redeem the Bonds on any quarter anniversary of the issue date, in whole or in part, without premium or penalty.  The issuer does not have the right to extend the terms of the offering.  The Bonds are generally considered to be illiquid due to the limited, if any secondary market.

(b) The Mortgagee has the right to repay the loans at any time. The loans are gernerally considered to be illiquid due to the limited, if any, secondary market.
(c) In default. Security is considered non-income producing as no interest was on the last interest payment prior to June 30, 2011.
(d) In default. The trustee of the issuer has negotiated foreclosure proceedings against the bond issuer.
(e) The trustee of the issuer has completed foreclosure proceedings against the issuer.

(f)  In default.  Security is considered income producing; however, interest payments received on the last interest payment date prior to June 30, 2011 represented only a portion of the total interest due.

(g) Security is pledged as collateral for a note payable.
(h) Issuer has filed for bankruptcy.
*Rate shown represents the rate as of June 30, 2011.

NOTES TO FINANCIAL STATEMENTS
Capstone Church Capital Fund
1. SECURITY TRANSACTIONS
At June 30, 2011 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $51,874,667 amounted to $5,846,032 which consisted of aggregate gross unrealized appreciation of
$37,657 and aggregate gross unrealized depreciation of $5,883,689.

2. SECURITY VALUATIONS

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  The Adviser’s fair valuation process is reviewed and refined by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Trustees.

Fair value is generally determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  Capstone Asset Management Company (“CAMCO” or “Adviser”) constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including the underwriters of a significant volume of church mortgage bonds from which the Fund has acquired the substantial majority of its investments in church mortgage bonds and church mortgage loans.

When the bond issue becomes delinquent on interest, principal, sinking fund payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser will determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

-

the general conditions in the church bond market and the overall financial market

-

the transaction price of any recent sales or purchases of the security

-

the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer

-

the estimated value of the underlying collateral

 the issuer’s payment history, including the consideration of default on interest  payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted bonds.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

-

any current independent appraisal values

-

any current listing price

-

index adjusted appraisal values based on published real estate sources

-

estimated costs associated with the disposition of the property (7.00% - 8.00%)

-

risk adjusted discount rate (4.95% - 6.50%)

-

estimated time to sell in years (1 – 3 years)

-

      probability of foreclosure

Similar methods are used to value church mortgage loans held or to be purchased by the Fund.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.

Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.  Investments in money market funds are generally priced at the money market fund’s ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Church Mortgage Bonds	$ -	$ -	$38,853,709	$38,853,709
Church Mortgage Loans	$ -	$ -	$4,869,640	$4,869,640
US Treasury Obligations	$ -	$169,590	$ -	$169,590
Cash Equivalents	$2,135,696	$ -	$ -	$2,135,696
Total	$2,135,696	$169,590	$43,723,349	$46,028,635

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 03/31/11 $37,167,240 $7,106,083 $44,273,323	$40,640,062	$4,951,260	$45,591,322
Accrued Accretion/
(Amortization) - - -	$41	-	$41
Change in Unrealized
Appreciation/
(Depreciation)	($881,394)	($77,683)	($959,077)
Realized Market
Gain/(Loss) - - -	($14,850)	$0	($14,850)
Net Purchase/(Sales)	($890,150)	($3,937)	($894,087)
Transfers In/
(Out) of Level 3	-	-	-

Balance as of 06/30/11	$38,853,709	$4,869,640	$43,723,349

Subsequent Events: Management has evaluated subsequent events through March 1, 2011, the date of this report. In management's opinion, there are no matters requiring disclosure.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date August 26, 2011

By /s/Carla Homer

* Carla Homer

  Treasurer

Date August 26, 2011

* Print the name and title of each signing officer under his or her signature.